Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2020		Oct. 31, 2019
Assets:
Precious metals		$ 3,616		$ 3,709
Trading assets
Loans		15,815		13,829
Securities		128,071		112,664
Other		845		995
Derivative financial instruments
Derivative Financial Assets		43,083		38,119
Liabilities:
Deposits		763,850		733,390
Financial liabilities designated at fair value through profit or loss		12,994		12,235
Obligations related to securities sold short		32,439		30,404
Derivative financial instruments
Derivative Financial Liabilities		43,139		40,222
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	3,616		3,709
Trading assets
Assets		148,347		131,197
Investment securities
Investment securities	[2]	57,264		60,514
Derivative financial instruments
Derivative Financial Assets		43,083		38,119
Liabilities:
Deposits	[3]	155		144
Financial liabilities designated at fair value through profit or loss		12,994		12,235
Obligations related to securities sold short		32,439		30,404
Derivative financial instruments
Derivative Financial Liabilities		43,139		40,222
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		15,815		13,829
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,256		11,173
Investment securities
Investment securities	[2]	10,332		12,381
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		11,578		7,615
Investment securities
Investment securities	[2]	2,773		3,241
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,032		8,604
Investment securities
Investment securities	[2]	18,974		19,889
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,087		9,282
Investment securities
Investment securities		20,811	[2]	20,611
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,855		10,540
Investment securities
Investment securities	[2]	1,402		2,035
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		96		73
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		70,167		65,377
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[4]	845		995
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	2,972		2,357
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		14,987		13,938
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,890		20,350
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,857		3,093
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		37		38
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,368		2,803
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,804		16,636
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		20,994		17,317
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,685		1,995
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		177		406
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,423		1,765
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		100,277		90,290
Investment securities
Investment securities	[2]	31,427		37,185
Derivative financial instruments
Derivative Financial Assets		401		613
Liabilities:
Obligations related to securities sold short		27,413		26,669
Derivative financial instruments
Derivative Financial Liabilities		325		530
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,535		9,345
Investment securities
Investment securities	[2]	6,604		8,464
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	177		197
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		10,032		8,604
Investment securities
Investment securities	[2]	14,467		16,117
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		5,742		6,058
Investment securities
Investment securities	[2]	8,361		10,973
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	232		230
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		96		73
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		70,027		65,215
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[4]	845		995
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	1,586		1,204
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		325		530
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				8
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		401		599
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				6
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	3,593		3,709
Trading assets
Assets		48,006		40,889
Investment securities
Investment securities	[2]	25,017		22,409
Derivative financial instruments
Derivative Financial Assets		42,667		37,489
Liabilities:
Deposits	[3]	155		144
Financial liabilities designated at fair value through profit or loss		12,994		12,235
Obligations related to securities sold short		5,026		3,735
Derivative financial instruments
Derivative Financial Liabilities		42,754		39,615
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		15,793		13,829
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		1,721		1,828
Investment securities
Investment securities	[2]	3,728		3,917
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		11,578		7,615
Investment securities
Investment securities	[2]	2,596		3,044
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	4,507		3,772
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		4,345		3,224
Investment securities
Investment securities	[2]	12,427		9,608
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,836		10,523
Investment securities
Investment securities	[2]	1,143		1,784
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		140		161
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	616		284
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		14,949		13,867
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21,890		20,350
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,529		2,557
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		37		38
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,349		2,803
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,797		16,621
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		20,994		17,309
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,283		1,394
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		177		406
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,416		1,759
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	23
Trading assets
Assets		64		18
Investment securities
Investment securities	[2]	820		920
Derivative financial instruments
Derivative Financial Assets		15		17
Derivative financial instruments
Derivative Financial Liabilities		60		77
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		22
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	23		30
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		19		17
Investment securities
Investment securities	[2]	27		21
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities				1
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	770		869
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		38		71
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3		6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7		15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1		$ 2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		$ 7

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $0 (October 31, 2019 – $21,845).
[3]	These amounts represent embedded derivatives bifurcated from structured notes.
[4]	Represents energy related assets.